Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw material	$ 391,392	$ 526,522
Work-in-process	101,647	2,376
Finished goods	562,571	1,048,211
Low-value consumables	36,704	40,116
Total	$ 1,092,314	$ 1,617,225